Quarterly Holdings Report
for
Fidelity® Small Cap Growth K6 Fund
October 31, 2022
SCPK6-NPRT1-1222
1.9884008.105
Common Stocks - 93.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.2%
IDT Corp. Class B (a)	84,717	2,207,725
Entertainment - 0.2%
World Wrestling Entertainment, Inc. Class A	32,900	2,595,481
Interactive Media & Services - 1.0%
Bumble, Inc. (a)	256,452	6,513,881
Cars.com, Inc. (a)	449,659	6,241,267
		12,755,148
Media - 1.7%
Nexstar Broadcasting Group, Inc. Class A	34,065	5,835,335
TechTarget, Inc. (a)	262,472	16,942,568
		22,777,903
Wireless Telecommunication Services - 0.5%
Gogo, Inc. (a)	430,849	6,126,673
TOTAL COMMUNICATION SERVICES		46,462,930
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.9%
Autoliv, Inc.	42,458	3,411,500
Fox Factory Holding Corp. (a)	59,360	5,214,776
Gentherm, Inc. (a)	57,504	3,359,384
		11,985,660
Diversified Consumer Services - 1.4%
Duolingo, Inc. (a)	36,730	3,005,983
Grand Canyon Education, Inc. (a)	73,559	7,402,242
H&R Block, Inc.	124,454	5,121,282
Rover Group, Inc. Class A (a)(b)	621,667	2,729,118
		18,258,625
Hotels, Restaurants & Leisure - 3.0%
Churchill Downs, Inc.	44,195	9,188,582
Dutch Bros, Inc. (a)(b)	114,920	4,241,697
Everi Holdings, Inc. (a)	175,150	3,324,347
Kura Sushi U.S.A., Inc. Class A (a)(b)	62,394	4,930,998
Lindblad Expeditions Holdings (a)	1,041,329	8,736,750
SeaWorld Entertainment, Inc. (a)	151,888	8,833,806
		39,256,180
Household Durables - 1.0%
GoPro, Inc. Class A (a)	458,536	2,499,021
Helen of Troy Ltd. (a)	49,485	4,682,271
LGI Homes, Inc. (a)	29,202	2,688,044
Lovesac (a)(b)	143,202	3,485,537
		13,354,873
Internet & Direct Marketing Retail - 0.3%
BARK, Inc. warrants 8/29/25 (a)	139,532	27,027
Porch Group, Inc. Class A (a)(b)	812,418	1,104,888
thredUP, Inc. (a)	294,420	362,137
Xometry, Inc. (a)(b)	51,519	3,094,231
		4,588,283
Specialty Retail - 3.2%
Aritzia, Inc. (a)	256,844	9,961,931
Dick's Sporting Goods, Inc.	52,882	6,015,856
Fanatics, Inc. Class A (a)(c)(d)	163,048	12,419,366
Five Below, Inc. (a)	26,976	3,947,938
Floor & Decor Holdings, Inc. Class A (a)	80,377	5,897,260
Lithia Motors, Inc. Class A (sub. vtg.)	16,486	3,266,701
		41,509,052
Textiles, Apparel & Luxury Goods - 1.7%
Algolia, Inc. (c)(d)	43,269	678,025
Crocs, Inc. (a)	207,084	14,651,193
Kontoor Brands, Inc.	179,273	6,400,046
		21,729,264
TOTAL CONSUMER DISCRETIONARY		150,681,937
CONSUMER STAPLES - 4.2%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	18,519	6,912,958
Food & Staples Retailing - 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	108,589	8,404,789
Casey's General Stores, Inc.	38,866	9,044,507
Grocery Outlet Holding Corp. (a)	84,669	2,927,007
Performance Food Group Co. (a)	301,473	15,688,655
U.S. Foods Holding Corp. (a)	262,787	7,820,541
		43,885,499
Food Products - 0.1%
Freshpet, Inc. (a)(b)	24,351	1,435,491
The Real Good Food Co. LLC:
Class B (d)	45,833	0
Class B unit (e)	45,833	306,623
		1,742,114
Personal Products - 0.2%
The Beauty Health Co. (a)(b)	231,498	2,646,022
TOTAL CONSUMER STAPLES		55,186,593
ENERGY - 5.1%
Energy Equipment & Services - 0.7%
TechnipFMC PLC (a)	853,029	9,033,577
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)	241,333	8,847,268
Civitas Resources, Inc.	57,181	3,997,524
Denbury, Inc. (a)	128,537	11,749,567
Enviva, Inc. (b)	99,647	5,962,876
Genesis Energy LP	810,242	9,309,681
HF Sinclair Corp.	64,327	3,934,883
Northern Oil & Gas, Inc.	124,691	4,256,951
PDC Energy, Inc.	38,684	2,790,664
Range Resources Corp.	233,029	6,636,666
		57,486,080
TOTAL ENERGY		66,519,657
FINANCIALS - 5.2%
Banks - 1.5%
East West Bancorp, Inc.	39,005	2,791,588
First Interstate Bancsystem, Inc.	70,229	3,203,145
Glacier Bancorp, Inc.	61,376	3,515,617
PacWest Bancorp	90,503	2,249,905
Pinnacle Financial Partners, Inc.	42,454	3,523,257
Silvergate Capital Corp. (a)	51,750	2,937,330
Starling Bank Ltd. Series D (a)(c)(d)	431,700	1,396,107
		19,616,949
Capital Markets - 2.0%
Impax Asset Management Group PLC	1,070	8,221
Lazard Ltd. Class A	97,055	3,659,944
LPL Financial	33,434	8,547,402
Morningstar, Inc.	10,381	2,410,261
Perella Weinberg Partners (a)(c)	457,262	3,603,225
StepStone Group, Inc. Class A	189,397	5,590,999
StoneX Group, Inc. (a)	25,079	2,340,372
		26,160,424
Insurance - 1.3%
American Financial Group, Inc.	38,227	5,547,120
Assurant, Inc.	28,211	3,832,746
BRP Group, Inc. (a)	285,990	8,107,817
		17,487,683
Thrifts & Mortgage Finance - 0.4%
Walker & Dunlop, Inc.	50,337	4,528,317
TOTAL FINANCIALS		67,793,373
HEALTH CARE - 22.0%
Biotechnology - 8.0%
ALX Oncology Holdings, Inc. (a)(b)	204,055	2,477,228
Argenx SE ADR (a)	22,669	8,793,985
Ascendis Pharma A/S sponsored ADR (a)	56,748	6,526,020
Bicycle Therapeutics PLC ADR (a)	44,135	1,092,341
Blueprint Medicines Corp. (a)	111,961	5,804,058
Celldex Therapeutics, Inc. (a)	113,784	3,997,232
Century Therapeutics, Inc. (a)	110,943	1,164,902
Cyteir Therapeutics, Inc. (a)	190,904	353,172
Cytokinetics, Inc. (a)	201,047	8,777,712
Day One Biopharmaceuticals, Inc. (a)	181,252	3,831,667
Erasca, Inc. (a)	216,623	1,769,810
Exelixis, Inc. (a)	179,730	2,979,923
Graphite Bio, Inc. (a)	105,597	370,645
Halozyme Therapeutics, Inc. (a)	76,944	3,678,693
Imago BioSciences, Inc. (a)	121,508	2,065,636
Immunocore Holdings PLC ADR (a)(b)	81,916	4,680,680
Instil Bio, Inc. (a)	361,814	1,193,986
Janux Therapeutics, Inc. (a)	106,609	1,927,491
Keros Therapeutics, Inc. (a)	64,025	3,223,019
Monte Rosa Therapeutics, Inc. (a)	166,196	1,529,003
Morphic Holding, Inc. (a)	90,118	2,524,205
Neurocrine Biosciences, Inc. (a)	11,300	1,300,856
Nuvalent, Inc. Class A (a)	132,286	4,723,933
Prelude Therapeutics, Inc. (a)	182,491	1,220,865
PTC Therapeutics, Inc. (a)	107,292	4,057,783
Relay Therapeutics, Inc. (a)	115,758	2,572,143
Tango Therapeutics, Inc. (a)	156,346	1,257,022
Tenaya Therapeutics, Inc. (a)	219,381	587,941
Tyra Biosciences, Inc. (a)	186,097	1,287,791
United Therapeutics Corp. (a)	14,596	3,364,816
Vaxcyte, Inc. (a)	109,615	4,780,310
Vericel Corp. (a)	75,835	2,038,445
Verve Therapeutics, Inc. (a)	141,094	5,319,244
Xenon Pharmaceuticals, Inc. (a)	82,717	3,024,961
		104,297,518
Health Care Equipment & Supplies - 5.0%
Angiodynamics, Inc. (a)	121,799	1,716,148
Envista Holdings Corp. (a)	121,867	4,022,830
Figs, Inc. Class A (a)(b)	649,337	4,792,107
Globus Medical, Inc. (a)	56,649	3,795,483
Haemonetics Corp. (a)	128,721	10,934,849
Inspire Medical Systems, Inc. (a)	39,062	7,615,137
Insulet Corp. (a)	53,543	13,857,464
Integer Holdings Corp. (a)	28,655	1,786,066
NeuroPace, Inc. (a)(b)	296,704	890,112
Nevro Corp. (a)	67,870	2,602,136
PROCEPT BioRobotics Corp. (a)	97,200	4,415,796
TransMedics Group, Inc. (a)	189,914	9,157,653
		65,585,781
Health Care Providers & Services - 5.8%
1Life Healthcare, Inc. (a)	166,213	2,842,242
Acadia Healthcare Co., Inc. (a)	137,983	11,218,018
AdaptHealth Corp. (a)	219,013	4,993,496
agilon health, Inc. (a)	394,661	7,834,021
Guardant Health, Inc. (a)	62,460	3,091,770
Molina Healthcare, Inc. (a)	48,486	17,399,687
Option Care Health, Inc. (a)	281,865	8,529,235
Owens & Minor, Inc.	184,295	3,133,015
R1 Rcm, Inc. (a)	504,220	8,904,525
Surgery Partners, Inc. (a)	205,115	5,577,077
Tenet Healthcare Corp. (a)	46,579	2,066,244
		75,589,330
Health Care Technology - 1.3%
Evolent Health, Inc. (a)	299,914	9,540,264
Phreesia, Inc. (a)	252,747	6,905,048
Schrodinger, Inc. (a)	56,590	1,356,462
		17,801,774
Life Sciences Tools & Services - 0.8%
Absci Corp. (a)	204,411	645,939
Olink Holding AB ADR (a)(b)	183,951	3,371,822
Syneos Health, Inc. (a)	71,364	3,595,318
Veterinary Emergency Group LLC Class A (a)(c)(d)(f)	38,574	2,450,220
		10,063,299
Pharmaceuticals - 1.1%
Arvinas Holding Co. LLC (a)	106,375	5,287,901
DICE Therapeutics, Inc. (a)	103,203	3,664,739
Edgewise Therapeutics, Inc. (a)	258,330	2,456,718
Enliven Therapeutics, Inc. (g)	535,193	2,138,631
Ikena Oncology, Inc. (a)	178,444	490,721
Pharvaris BV (a)	133,884	643,982
		14,682,692
TOTAL HEALTH CARE		288,020,394
INDUSTRIALS - 18.5%
Aerospace & Defense - 2.0%
AeroVironment, Inc. (a)	22,220	2,033,130
BWX Technologies, Inc.	101,936	5,808,313
Curtiss-Wright Corp.	74,290	12,468,091
Dassault Aviation SA	19,548	2,905,474
V2X, Inc. (a)	74,377	3,048,713
		26,263,721
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	148,859	4,346,683
Hub Group, Inc. Class A (a)	45,577	3,536,775
		7,883,458
Building Products - 1.6%
Builders FirstSource, Inc. (a)	73,727	4,546,007
Carlisle Companies, Inc.	30,966	7,394,681
The AZEK Co., Inc. (a)	216,888	3,797,709
UFP Industries, Inc.	74,632	5,316,037
		21,054,434
Commercial Services & Supplies - 0.5%
Driven Brands Holdings, Inc. (a)	195,369	6,247,901
HNI Corp.	18,287	530,140
		6,778,041
Construction & Engineering - 2.3%
EMCOR Group, Inc.	43,152	6,088,747
NV5 Global, Inc. (a)	26,791	3,883,355
Valmont Industries, Inc.	29,649	9,464,554
Willscot Mobile Mini Holdings (a)	231,143	9,830,512
		29,267,168
Electrical Equipment - 2.7%
Acuity Brands, Inc.	19,009	3,489,482
Array Technologies, Inc. (a)	359,444	6,505,936
Atkore, Inc. (a)	30,542	2,910,653
nVent Electric PLC	207,990	7,591,635
Regal Rexnord Corp.	95,734	12,114,180
Sunrun, Inc. (a)	141,059	3,175,238
		35,787,124
Machinery - 3.1%
Chart Industries, Inc. (a)	19,026	4,240,515
Crane Holdings Co.	112,482	11,286,444
Federal Signal Corp.	168,951	7,881,564
ITT, Inc.	58,242	4,449,106
Mueller Industries, Inc.	95,126	5,958,693
Terex Corp.	175,551	7,116,838
		40,933,160
Marine - 0.4%
Kirby Corp. (a)	78,978	5,508,716
Professional Services - 3.8%
ASGN, Inc. (a)	87,607	7,427,321
CACI International, Inc. Class A (a)	31,561	9,595,491
First Advantage Corp. (a)	86,354	1,213,274
FTI Consulting, Inc. (a)	53,106	8,264,887
ICF International, Inc.	17,818	2,131,567
Insperity, Inc.	64,356	7,595,295
KBR, Inc.	210,972	10,500,076
TriNet Group, Inc. (a)	36,898	2,397,632
		49,125,543
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	97,342	12,107,398
Custom Truck One Source, Inc. Class A (a)(b)	427,131	2,960,018
WESCO International, Inc. (a)	29,100	4,009,107
		19,076,523
TOTAL INDUSTRIALS		241,677,888
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.6%
Lumentum Holdings, Inc. (a)	64,278	4,785,497
NetScout Systems, Inc. (a)	92,835	3,334,633
		8,120,130
Electronic Equipment & Components - 2.7%
Fabrinet (a)	93,454	10,691,138
Flex Ltd. (a)	101,200	1,981,496
Insight Enterprises, Inc. (a)	45,901	4,338,104
Napco Security Technologies, Inc.	144,050	4,093,901
Richardson Electronics Ltd.	81,600	1,965,744
TD SYNNEX Corp.	104,876	9,597,203
Vontier Corp.	143,053	2,732,312
		35,399,898
IT Services - 3.0%
Concentrix Corp.	76,510	9,351,817
ExlService Holdings, Inc. (a)	74,196	13,492,543
Flywire Corp. (a)	52,902	1,161,199
Genpact Ltd.	140,522	6,815,317
Verra Mobility Corp. (a)	514,678	8,785,553
		39,606,429
Semiconductors & Semiconductor Equipment - 2.6%
AEHR Test Systems (a)(b)	154,065	3,169,117
Allegro MicroSystems LLC (a)	103,200	2,622,312
Cirrus Logic, Inc. (a)	71,265	4,783,307
eMemory Technology, Inc.	71,000	2,366,373
Lattice Semiconductor Corp. (a)	95,279	4,621,984
MACOM Technology Solutions Holdings, Inc. (a)	128,175	7,417,487
Nova Ltd. (a)	59,549	4,389,357
SiTime Corp. (a)	45,862	4,118,866
		33,488,803
Software - 7.8%
Alkami Technology, Inc. (a)(b)	227,185	3,600,882
Braze, Inc.	50,888	1,506,794
CCC Intelligent Solutions Holdings, Inc. (a)(c)	10,832	101,063
Confluent, Inc. (a)(b)	75,348	2,025,354
Coupa Software, Inc. (a)	35,462	1,887,642
Cvent Holding Corp. (a)(b)	670,490	3,922,367
CyberArk Software Ltd. (a)(b)	41,564	6,521,807
DoubleVerify Holdings, Inc. (a)	313,927	9,176,086
Dynatrace, Inc. (a)	277,201	9,768,563
Elastic NV (a)	98,034	6,269,274
Five9, Inc. (a)	25,368	1,528,676
KnowBe4, Inc. (a)	534,749	13,144,130
Rapid7, Inc. (a)	57,576	2,606,466
Sprout Social, Inc. (a)	216,137	13,039,545
TECSYS, Inc.	180,043	3,948,827
Tenable Holdings, Inc. (a)	329,638	13,396,488
WalkMe Ltd. (a)(b)	220,410	1,966,057
Workiva, Inc. (a)	101,785	7,919,891
		102,329,912
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. (a)	410,497	11,284,563
TOTAL INFORMATION TECHNOLOGY		230,229,735
MATERIALS - 4.0%
Chemicals - 2.5%
Cabot Corp.	179,791	13,211,043
Element Solutions, Inc.	189,322	3,256,338
Huntsman Corp.	134,122	3,589,105
The Chemours Co. LLC	183,065	5,241,151
Valvoline, Inc.	220,518	6,474,408
		31,772,045
Construction Materials - 0.2%
Eagle Materials, Inc.	24,477	2,993,782
Containers & Packaging - 0.6%
Ardagh Metal Packaging SA (a)(c)	364,084	1,616,533
O-I Glass, Inc. (a)	386,884	6,310,078
		7,926,611
Metals & Mining - 0.7%
Arconic Corp. (a)	113,781	2,362,094
Iluka Resources Ltd.	852,030	4,714,259
Lynas Rare Earths Ltd. (a)	430,178	2,292,111
		9,368,464
TOTAL MATERIALS		52,060,902
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Terreno Realty Corp.	38,414	2,194,976
Real Estate Management & Development - 0.3%
Compass, Inc. (a)	42	111
Jones Lang LaSalle, Inc. (a)	25,817	4,107,227
		4,107,338
TOTAL REAL ESTATE		6,302,314
UTILITIES - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	58,804	4,355,612
Sunnova Energy International, Inc. (a)(b)	155,845	2,889,366
Vistra Corp.	272,674	6,263,322
		13,508,300
TOTAL COMMON STOCKS (Cost $1,168,343,642)		1,218,444,023

Convertible Preferred Stocks - 1.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (a)(c)(d)	46,800	1,814,436
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (a)(c)(d)	9,900	155,133
HEALTH CARE - 0.4%
Biotechnology - 0.3%
Bright Peak Therapeutics AG Series B (a)(c)(d)	199,331	552,147
Caris Life Sciences, Inc. Series D (a)(c)(d)	144,435	808,836
LifeMine Therapeutics, Inc. Series C (c)(d)	402,743	688,691
Sonoma Biotherapeutics, Inc.:
Series B (a)(c)(d)	438,013	735,862
Series B1 (a)(c)(d)	233,603	392,453
T-Knife Therapeutics, Inc. Series B (a)(c)(d)	201,583	772,063
Treeline Biosciences Series A (a)(c)(d)	21,246	182,934
		4,132,986
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series B (a)(c)(d)	682,407	620,990
Health Care Technology - 0.0%
Wugen, Inc. Series B (a)(c)(d)	59,982	313,106
TOTAL HEALTH CARE		5,067,082
INDUSTRIALS - 0.6%
Construction & Engineering - 0.5%
Beta Technologies, Inc.:
Series A (a)(c)(d)	62,752	5,172,020
Series B, 6.00% (c)(d)	11,821	974,287
		6,146,307
Road & Rail - 0.1%
Convoy, Inc. Series D (a)(c)(d)	192,936	1,830,963
TOTAL INDUSTRIALS		7,977,270
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (a)(c)(d)	125,912	1,772,841
IT Services - 0.3%
Yanka Industries, Inc.:
Series E (a)(c)(d)	191,029	2,947,577
Series F (a)(c)(d)	28,989	447,300
		3,394,877
Software - 0.2%
Mountain Digital, Inc. Series D (c)(d)	140,383	1,944,305
Skyryse, Inc. Series B (c)(d)	12,000	240,720
		2,185,025
TOTAL INFORMATION TECHNOLOGY		7,352,743
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,165,522)		22,366,664

Investment Companies - 1.3%
	Shares	Value ($)
iShares Russell 2000 Growth Index ETF (b) (Cost $16,433,632)	76,500	17,308,890

Money Market Funds - 7.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (h)	44,020,048	44,028,852
Fidelity Securities Lending Cash Central Fund 3.10% (h)(i)	58,304,308	58,310,139
TOTAL MONEY MARKET FUNDS (Cost $102,338,991)		102,338,991

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $1,315,281,787)	1,360,458,568
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(52,893,338)
NET ASSETS - 100.0%	1,307,565,230

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,631,203 or 3.4% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $306,623 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia SAS Series D	7/23/21	289,526
Algolia, Inc.	10/27/21	1,265,404
Ardagh Metal Packaging SA	2/22/21	3,640,840
Astranis Space Technologies Corp. Series C	3/19/21	2,760,108
Beta Technologies, Inc. Series A	4/09/21	4,597,839
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,219,573
Boundless Bio, Inc. Series B	4/23/21	921,249
Bright Peak Therapeutics AG Series B	5/14/21	778,587
Caris Life Sciences, Inc. Series D	5/11/21	1,169,924
CCC Intelligent Solutions Holdings, Inc.	2/02/21	108,320
Convoy, Inc. Series D	10/30/19	2,612,353
Fanatics, Inc. Class A	8/13/20 - 3/22/21	2,891,600
LifeMine Therapeutics, Inc. Series C	2/15/22	820,222
Mountain Digital, Inc. Series D	11/05/21	3,223,938
Perella Weinberg Partners	12/29/20	4,572,620
Reddit, Inc. Series F	8/11/21	2,891,978
Skyryse, Inc. Series B	10/21/21	296,160
Sonoma Biotherapeutics, Inc. Series B	7/26/21	865,645
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	692,516
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	824,189
T-Knife Therapeutics, Inc. Series B	6/30/21	1,162,892
Treeline Biosciences Series A	7/30/21	166,303
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	1,901,246
Wugen, Inc. Series B	7/09/21	465,154
Yanka Industries, Inc. Series E	5/15/20	2,307,478
Yanka Industries, Inc. Series F	4/08/21	924,077

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	71,258,038	133,368,639	160,597,825	282,178	-	-	44,028,852	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	67,966,169	115,030,101	124,686,131	259,540	-	-	58,310,139	0.2%
Total	139,224,207	248,398,740	285,283,956	541,718	-	-	102,338,991

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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